Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record a lease liability and associated right-of-use asset for our portfolio of operating leases.
In August 2019, we entered into an agreement to establish a 50:50 joint venture ("Gulfdrill") with Gulf Drilling International ("GDI"), to provide drilling services in Qatar. GDI was awarded five long-term drilling contracts in Qatar which it has novated to Gulfdrill. We have leased three of our benign environment jack-up rigs, West Castor, West Telesto and West Tucana to Gulfdrill for use under these contracts and have secured bareboat charters for a further two rigs from a third-party shipyard. GDI will manage and operate all rigs on behalf of the joint venture. In March 2020, the Lovanda (formerly Zhenhai 5) rig charter agreement was novated into the Gulfdrill joint venture, having previously been recognized as a Seadrill agreement with a third-party shipyard from November 2019.
In March, 2020, Seadrill was awarded a contract to provide drilling services for 10 firm wells and 4 optional well. To fulfill this contract Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean. The rig was mobilized and commenced operations in early October after being available at the drill location in September, 2020. This operating lease arrangement resulted in the recognition of a lease liability and offsetting right of use asset.

Seadrill has entered into sale and leaseback arrangements for the West Hercules semi-submersible rig with SFL Hercules Ltd (“Hercules”) in 2008, the West Linus Jack-up rig with SFL Linus Ltd (“Linus”) in 2014, and the West Taurus semi-submersible rig with SFL Deepwater Ltd (“Deepwater”) in 2008, all wholly owned subsidiaries of SFL Corporation Ltd ("Ship Finance"), a related party. Refer to Note 32 – “Related party transactions” for further information.
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2020
2021	60
2022	16
2023	2
2024 and thereafter	1
Total	79
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2020:

(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019
Total undiscounted cash flows	79	45
Less short term leases	—	(1)
Less discount	(11)	(8)
Operating lease liability	68	36
Of which:
Current	51	12
Non-current	17	24
The following table gives supplementary information regarding our lease accounting at December 31, 2020:

(In $ million)	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	19	12
Short-term lease cost	2	1
Total lease cost	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	53	19
Weighted-average remaining lease term in months	19	18
Weighted-average discount rate	32%	13%
On November 25, 2019, March, 15 2020 and November 15, 2020 we leased the West Castor, West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31, 2020
2021	28
2022	28
2023	28
2024	22
2025 and thereafter	19
Total	125
Refer to Note 9 - "Other revenues" for comparative information on income from operating leases.

Leases	Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In accordance with Topic 842, we record a lease liability and associated right-of-use asset for our portfolio of operating leases.
In August 2019, we entered into an agreement to establish a 50:50 joint venture ("Gulfdrill") with Gulf Drilling International ("GDI"), to provide drilling services in Qatar. GDI was awarded five long-term drilling contracts in Qatar which it has novated to Gulfdrill. We have leased three of our benign environment jack-up rigs, West Castor, West Telesto and West Tucana to Gulfdrill for use under these contracts and have secured bareboat charters for a further two rigs from a third-party shipyard. GDI will manage and operate all rigs on behalf of the joint venture. In March 2020, the Lovanda (formerly Zhenhai 5) rig charter agreement was novated into the Gulfdrill joint venture, having previously been recognized as a Seadrill agreement with a third-party shipyard from November 2019.
In March, 2020, Seadrill was awarded a contract to provide drilling services for 10 firm wells and 4 optional well. To fulfill this contract Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean. The rig was mobilized and commenced operations in early October after being available at the drill location in September, 2020. This operating lease arrangement resulted in the recognition of a lease liability and offsetting right of use asset.

Seadrill has entered into sale and leaseback arrangements for the West Hercules semi-submersible rig with SFL Hercules Ltd (“Hercules”) in 2008, the West Linus Jack-up rig with SFL Linus Ltd (“Linus”) in 2014, and the West Taurus semi-submersible rig with SFL Deepwater Ltd (“Deepwater”) in 2008, all wholly owned subsidiaries of SFL Corporation Ltd ("Ship Finance"), a related party. Refer to Note 32 – “Related party transactions” for further information.
For operating leases where we are the lessee, our future undiscounted cash flows are as follows:

(In $ millions)	Year ended December 31, 2020
2021	60
2022	16
2023	2
2024 and thereafter	1
Total	79
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at December 31, 2020:

(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019
Total undiscounted cash flows	79	45
Less short term leases	—	(1)
Less discount	(11)	(8)
Operating lease liability	68	36
Of which:
Current	51	12
Non-current	17	24
The following table gives supplementary information regarding our lease accounting at December 31, 2020:

(In $ million)	Year ended December 31, 2020	Year ended December 31, 2019
Operating Lease Cost:
Operating lease cost	19	12
Short-term lease cost	2	1
Total lease cost	21	13

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	53	19
Weighted-average remaining lease term in months	19	18
Weighted-average discount rate	32%	13%
On November 25, 2019, March, 15 2020 and November 15, 2020 we leased the West Castor, West Telesto and West Tucana to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Year ended December 31, 2020
2021	28
2022	28
2023	28
2024	22
2025 and thereafter	19
Total	125
Refer to Note 9 - "Other revenues" for comparative information on income from operating leases.